Long-Term Debt (Details Narrative) (fuboTV Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands			1 Months Ended					3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 26, 2018	Jan. 05, 2018	Mar. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 13, 2020	Apr. 30, 2018
Interest rate																4.00%
Issued principal amount of convertible notes														$ 300
Repayment of notes												$ 1,600
Amortization of debt discount												12,271	$ 501
Change in fair value of derivative liability								$ 101		$ (1)		$ (426)	$ 1,017
Fubo TV Pre-Merger [Member]
Issued and sold principal amount of convertible notes			$ 16,150	$ 16,150	$ 3,050	$ 3,050								16,150	$ 3,050
Issued principal amount of convertible notes									$ 10,000					16,150	3,050
Repayment of notes			5,000						1,250		5,000			5,000
Issuance of convertible notes derivatives														2,120	574
Change in fair value of derivative liability															(4,697)
Debt issuance cost									11		$ 11			$ 43	32
Loan maturity date														Apr. 06, 2023
Fubo TV Pre-Merger [Member] | 2017 Convertible Notes [Member]
Issued and sold principal amount of convertible notes							$ 19,850
Interest rate														4.00%
Fubo TV Pre-Merger [Member] | 2018 Convertible Notes [Member]
Interest rate														4.00%
Issued principal amount of convertible notes	$ 50	$ 3,000
Fubo TV Pre-Merger [Member] | 2019 Convertible Notes [Member]
Issued and sold principal amount of convertible notes			16,150	$ 16,150
Interest rate														4.00%
Repayment of notes			$ 5,000
Fubo TV Pre-Merger [Member] | Prior to Note Conversion [Member]
Amortization of debt discount														$ 102	$ 3,284
Fubo TV Pre-Merger [Member] | Term Loan [Member]
Senior secured term loan									$ 23,632
Debt issuance cost														$ 172
Fubo TV Pre-Merger [Member] | Term Loan [Member] | AMC Networks Ventures, LLC [MEmber]
Senior secured term loan																	$ 25,000
Fubo TV Pre-Merger [Member] | Term Loan [Member] | AMC Networks Ventures, LLC [MEmber] | LIBOR [MEmber]
Interest rate																	5.25%